REDEEMABLE PREFERRED STOCK RIGHTS (Details) - New Dragonfly $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Temporary Equity [Line Items]
Dividends declared	$ 0
Series A Director
Temporary Equity [Line Items]
Number of votes per director	2
Common Stock Director A
Temporary Equity [Line Items]
Number of votes per director	3
Common Stock Director B
Temporary Equity [Line Items]
Number of votes per director	1
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Number of directors elected by share holders	1
Conversion price	$ 0.20
Percentage of votes for mandatory conversion of stock	50.00%
Common Stock
Temporary Equity [Line Items]
Number of directors elected by share holders	2
Stock price trigger for mandatory conversion of stock	$ 1
Minimum gross proceeds for mandatory conversion of stock | $	$ 25,000